As filed with the U.S. Securities and Exchange Commission on May 12, 2016

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Copies of Communications to:

Kenneth E. Gregory 4 Orinda Way, Suite 200-D Orinda, California 94563	David A. Hearth, Esq. Paul Hastings LLP 55 Second Street, 24th Floor San Francisco, California 94105
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Orinda and State of California, on the 12th day of May, 2016.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy DeGroot
Jeremy DeGroot
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 62 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Trustee	May 12, 2016
Julie Allecta

/s/ Jeremy DeGroot Jeremy DeGroot	Trustee and President (Principal Executive Officer)	May 12, 2016

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 12, 2016
Frederick A. Eigenbrod, Jr.

/s/ Kenneth E. Gregory*	Trustee	May 12, 2016
Kenneth E. Gregory

/s/ Harold M. Shefrin*	Trustee	May 12, 2016
Harold M. Shefrin

/s/ Taylor M. Welz*	Trustee	May 12, 2016
Taylor M. Welz

/s/ John Coughlan John Coughlan	Treasurer (Principal Financial Officer)	May 12, 2016

* By: /s/ John Coughlan
John Coughlan, Attorney-in-Fact

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase